Loss Per Share - Calculation of Basic and Diluted Net Loss Per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								8 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss		$ (47,238)	$ (39,769)	$ (38,870)	$ (38,439)	$ (35,694)	$ (21,985)	$ (18,108)	$ (17,325)	$ (114,374)	$ (164,316)	$ (93,112)	$ (36,780)
Less: Net loss attributable to non-controlling interests											(146,003)	(82,963)	(32,771)
Less: dividends on Class A convertible preferred stock											413
Less: accretion of beneficial conversion feature on Class A convertible preferred stock											1,237	0	0
Net loss attributable to Carvana Co. Class A common stockholders, basic and diluted											$ (19,963)	$ (10,149)	$ (4,009)
Denominator:
Less: unvested weighted-average restricted stock awards (in shares)											800
Net loss per share of Class A common stock, basic and diluted (in dollars per share)		$ (0.45)	$ (0.29)	$ (0.28)	$ (0.28)	$ (0.26)	$ (0.16)	$ (0.13)	$ (0.13)
Class A
Denominator:
Weighted-average shares of Class A common stock to compute basic and diluted net loss per Class A common share (in shares)	[1],[2]										15,241	15,000	15,000
Net loss per share of Class A common stock, basic and diluted (in dollars per share)	[1]										$ (1.31)	$ (0.68)	$ (0.27)
Restricted Stock
Denominator:
Less: unvested weighted-average restricted stock awards (in shares)											276	0	0
Class A Common Units
Denominator:
Weighted-average shares of Class A common stock outstanding (in shares)											15,517	15,000	15,000

[1]	Amounts for periods prior to the initial public offering have been retrospectively adjusted to give effect to 15.0 million shares of Class A common stock issued in the initial public offering and the Organizational Transactions described in Note 1.
[2]	Weighted-average shares of Class A common stock outstanding have been adjusted for unvested restricted stock awards.